UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08544
Investment Managers Series Trust III
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of Principal Executive Offices, including Zip Code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)
COPIES TO:
Laurie Anne Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Mast Managed Futures Strategy Fund
Class A/CSAAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Mast Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Managed Futures Strategy Fund (Class A/CSAAX)	$80	1.55%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$32,998,001
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Mast Managed Futures Strategy Fund - Class A

Mast Managed Futures Strategy Fund
Class C/CSACX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Mast Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Managed Futures Strategy Fund (Class C/CSACX)	$119	2.30%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$32,998,001
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Mast Managed Futures Strategy Fund - Class C

Mast Managed Futures Strategy Fund
Class I/CSAIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Mast Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Managed Futures Strategy Fund (Class I/CSAIX)	$67	1.30%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$32,998,001
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Mast Managed Futures Strategy Fund - Class I

Mast Multialternative Strategy Fund
Class A/CSQAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Mast Multialternative Strategy Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Multialternative Strategy Fund (Class A/CSQAX)	$56	1.10%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$206,143,461
Total number of portfolio holdings	265
Portfolio turnover rate as of the end of the reporting period	172%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Corebridge Financial, Inc.	2.2%
National Storage Affiliates Trust	2.1%
Janus Henderson Group PLC	2.1%
Essential Utilities, Inc.	2.1%
Electronic Arts, Inc.	2.0%
DigitalBridge Group, Inc.	1.9%
Soleno Therapeutics, Inc.	1.9%
Tri Pointe Homes, Inc.	1.9%
Qorvo, Inc.	1.9%
Clearwater Analytics Holdings, Inc. - Class A	1.9%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Mast Multialternative Strategy Fund - Class A

Mast Multialternative Strategy Fund
Class I/CSQIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Mast Multialternative Strategy Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Multialternative Strategy Fund (Class I/CSQIX)	$43	0.85%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$206,143,461
Total number of portfolio holdings	265
Portfolio turnover rate as of the end of the reporting period	172%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Corebridge Financial, Inc.	2.2%
National Storage Affiliates Trust	2.1%
Janus Henderson Group PLC	2.1%
Essential Utilities, Inc.	2.1%
Electronic Arts, Inc.	2.0%
DigitalBridge Group, Inc.	1.9%
Soleno Therapeutics, Inc.	1.9%
Tri Pointe Homes, Inc.	1.9%
Qorvo, Inc.	1.9%
Clearwater Analytics Holdings, Inc. - Class A	1.9%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Mast Multialternative Strategy Fund - Class I

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Mast Managed Futures Strategy Fund

(formerly Manteio Managed Futures Strategy Fund)

Class A Shares (CSAAX)

Class C Shares (CSACX)

Class I Shares (CSAIX)

Mast Multialternative Strategy Fund

(formerly Manteio Multialternative Strategy Fund)

Class A Shares (CSQAX)

Class I Shares (CSQIX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

APRIL 30, 2026

Mast Funds

Each a series of Investment Managers Series Trust III

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the Mast Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.mast-funds.com

Mast Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 76.4%
	MONEY MARKET INVESTMENTS — 32.9%
$10,861,587	UMB Bank, Money Market Special II Deposit Investment, 3.43%(a),(b)	$10,861,587

	TREASURY BILLS — 43.5%
	United States Treasury Bill
2,000,000	3.84%, 5/14/2026(c)	1,997,412
2,000,000	3.66%, 6/11/2026(c)	1,991,800
2,000,000	3.65%, 7/9/2026(c)	1,986,172
2,125,000	3.65%, 8/6/2026(b),(c)	2,104,473
2,125,000	3.66%, 9/3/2026(b),(c)	2,098,584
2,125,000	3.66%, 10/1/2026(b),(c)	2,092,609
2,125,000	3.61%, 10/29/2026(b),(c)	2,086,654
		14,357,704
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $25,219,684)	25,219,291

	TOTAL INVESTMENTS — 76.4%
	(Cost $25,219,684)	25,219,291
	Other Assets in Excess of Liabilities — 23.6%	7,778,710
	TOTAL NET ASSETS — 100.0%	$32,998,001

(a)	The rate is the annualized seven-day yield at period end.
(b)	All or a portion of this investment is a holding of Manteio Cayman Managed Futures Strategy Fund, Ltd.
(c)	Treasury bill discount rate.

See accompanying Notes to Consolidated Financial Statements.

Mast Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

FUTURES CONTRACTS

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Long Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CBOT Corn[1]	July 2026	49	$1,163,138	$44,063
CBOT Soybean[1]	July 2026	20	1,195,500	12,188
CBOT Soybean Meal[1]	July 2026	19	605,910	(4,384)
CBOT Soybean Oil[1]	July 2026	19	849,756	73,302
CBOT Wheat[1]	July 2026	35	1,114,313	74,354
CMX Copper[1]	July 2026	8	1,196,100	(6,937)
CMX Gold[1]	June 2026	5	2,314,800	(211,615)
CMX Silver[1]	July 2026	2	740,280	(45,625)
ICE Brent Crude Oil[1]	July 2026	10	1,104,000	213,038
ICE Low Sulphur Gas[1]	July 2026	3	344,025	47,034
LME Lead[1]	May 2026	5	244,028	(570)
LME Lead[1]	July 2026	4	195,326	1,455
LME Primary Aluminum[1]	May 2026	13	1,148,622	120,649
LME Primary Aluminum[1]	July 2026	10	872,018	(14,719)
LME Primary Nickel[1]	May 2026	5	579,571	59,849
LME Primary Nickel[1]	July 2026	4	466,879	42,637
LME Zinc[1]	May 2026	7	589,239	(1,161)
LME Zinc[1]	July 2026	6	505,508	2,448
NYBOT Cocoa[1]	July 2026	6	214,140	14,010
NYBOT Coffee 'C'[1]	July 2026	4	428,325	(8,374)
NYBOT Cotton #2[1]	July 2026	10	411,000	21,413
NYBOT Sugar #11[1]	July 2026	35	572,712	32,472
NYMEX Natural Gas[1]	July 2026	17	517,480	(6,927)
NYMEX NY Harbor ULSD[1]	July 2026	2	326,609	38,883
NYMEX RBOB Gasoline[1]	July 2026	2	289,573	48,537
NYMEX WTI Crude Oil[1]	July 2026	8	793,120	106,355

Currency Futures
Brazilian Real	June 2026	133	2,665,319	12,888
CME Australian Dollar	June 2026	33	2,373,525	23,483
CME British Pound	June 2026	71	6,035,443	30,863
CME Canadian Dollar	June 2026	64	4,719,999	33,248

Index Futures
E-Mini Industrial Select Sector	June 2026	2	353,680	5,176
E-Mini Technology Select Sector	June 2026	5	1,615,150	76,729
EUX Euro STOXX 50	June 2026	21	1,439,437	(11,206)
Hang Seng Index	May 2026	2	327,150	(3,182)
ICF FTSE 100 Index	June 2026	13	1,835,863	(7,794)
Nikkei Stock Index	June 2026	7	2,661,748	300,885
		659	$42,809,286	$1,113,465

Mast Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Short Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
LME Lead[1]	May 2026	(5)	$(244,027)	$(6,664)
LME Primary Aluminum[1]	May 2026	(13)	(1,148,621)	(19,808)
LME Primary Nickel[1]	May 2026	(5)	(579,572)	(54,941)
LME Zinc[1]	November 2026	(7)	(589,239)	(16,596)
LME Zinc1	July 2026	(1)	(84,251)	2,881

Currency Futures
CME Euro	June 2026	(29)	(4,263,000)	(10,135)
CME Japanese Yen	June 2026	(38)	(3,047,600)	(34,742)

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	June 2026	(119)	(13,160,656)	72,761
CBOT 2-Year U.S. Treasury Note	June 2026	(127)	(26,304,875)	158,406
CBOT Ultra Long-Term U.S. Treasury Bond	June 2026	(58)	(6,671,813)	136,806
EUX Euro-Bund	June 2026	(64)	(9,416,714)	84,857
EUX Euro-Schatz	June 2026	(77)	(9,557,218)	65,718
ICF Long Gilt	June 2026	(32)	(3,770,336)	82,295
OSE Japanese 10-Year Bond	June 2026	(5)	(4,128,262)	67,621
		(580)	$(82,966,184)	$528,459

TOTAL FUTURES CONTRACTS			$(40,156,898)	$1,641,924

[1]	This investment is a holding of Manteio Cayman Managed Futures Strategy Fund, Ltd.

See accompanying Consolidated Notes to Financial Statements.

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 41.2%
	AEROSPACE & DEFENSE — 0.3%
2,665	Howmet Aerospace, Inc.	$647,702
	ASSET MANAGEMENT — 4.0%
255,211	DigitalBridge Group, Inc.	3,971,083
81,808	Janus Henderson Group PLC	4,222,111
		8,193,194
	AUTOMOTIVE — 0.3%
11,643	Aptiv PLC*	701,607
1	Versigent PLC*	35
		701,642
	BANKING — 0.2%
2,360	Citigroup, Inc.	302,033
	BIOTECH & PHARMA — 2.2%
2,864	Johnson & Johnson	658,290
74,945	Soleno Therapeutics, Inc.*	3,958,595
		4,616,885
	CHEMICALS — 0.2%
1,924	Albemarle Corp.	378,451
	E-COMMERCE DISCRETIONARY — 0.4%
6,850	eBay, Inc.	708,838
	ELECTRICAL EQUIPMENT — 0.9%
1,699	Bloom Energy Corp.*	481,429
696	GE Vernova, Inc.	754,088
4,842	Johnson Controls International PLC	707,077
		1,942,594
	ENTERTAINMENT CONTENT — 2.3%
20,532	Electronic Arts, Inc.	4,155,061
11,797	ROBLOX Corp. - Class A*	651,902
		4,806,963
	GAS & WATER UTILITIES — 2.1%
110,254	Essential Utilities, Inc.	4,211,703
	HEALTH CARE FACILITIES & SVCS — 1.5%
57,573	Enhabit, Inc.*	791,053
144,787	Select Medical Holdings Corp.	2,375,955
		3,167,008
	HOME & OFFICE PRODUCTS — 1.0%
193,761	Leggett & Platt, Inc.	2,106,182
	HOME CONSTRUCTION — 1.9%
84,340	Tri Pointe Homes, Inc.*	3,954,703
	HOUSEHOLD PRODUCTS — 0.4%
387,399	Olaplex Holdings, Inc.*	786,420

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	INSTITUTIONAL FINANCIAL SVCS — 0.3%
1,942	Bank of New York Mellon Corp./The	$260,947
226	Goldman Sachs Group, Inc.	208,772
929	Morgan Stanley	177,058
		646,777
	INSURANCE — 3.4%
40,204	Brighthouse Financial, Inc.*	2,503,101
161,126	Corebridge Financial, Inc.	4,437,410
		6,940,511
	INTERNET MEDIA & SERVICES — 1.1%
2,080	Alphabet, Inc. - Class C	794,435
4,205	DoorDash, Inc. - Class A*	709,173
9,306	Uber Technologies, Inc.*	694,321
		2,197,929
	MACHINERY — 0.2%
541	Caterpillar, Inc	481,549
	MEDICAL EQUIPMENT & DEVICES — 0.3%
1,178	IDEXX Laboratories, Inc.*	660,622
	METALS & MINING — 1.8%
126,192	Allied Gold Corp.*	3,793,935
	REIT — 4.3%
45,790	Minto Apartment Real Estate Investment Trust	587,881
102,473	National Storage Affiliates Trust	4,361,251
37,647	Peakstone Realty Trust	789,834
124,985	Veris Residential, Inc.	2,370,966
41,594	Whitestone REIT	787,790
		8,897,722
	RETAIL - DISCRETIONARY — 0.4%
1,838	Carvana Co.*	727,480
	SEMICONDUCTORS — 5.6%
6,057	Advanced Micro Devices, Inc.*	2,147,146
124	ASML Holding N.V.	178,435
1,806	Broadcom, Inc.	753,878
17,710	Intel Corp.*	1,673,241
383	KLA Corp.	670,384
2,525	Lam Research Corp.	651,096
1,499	Micron Technology, Inc.	775,223
3,500	NVIDIA Corp.	698,495
41,618	Qorvo, Inc.*	3,921,248
		11,469,146
	SOFTWARE — 3.4%
72,713	Cantaloupe, Inc.*	794,026

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
162,004	Clearwater Analytics Holdings, Inc. - Class A*	$3,920,497
1,726	Crowdstrike Holdings, Inc. - Class A*	769,365
5,068	Palantir Technologies, Inc. - Class A*	705,009
152,952	Talkspace, Inc.*	793,821
		6,982,718
	TECHNOLOGY HARDWARE — 1.9%
86,122	NCR Atleos Corp.*	3,822,094
	TECHNOLOGY SERVICES — 0.3%
2,853	International Business Machines Corp.	658,986
	TRANSPORTATION & LOGISTICS — 0.5%
38,311	ZIM Integrated Shipping Services Ltd.	1,012,943
	TOTAL COMMON STOCKS
	(Cost $79,639,817)	84,816,730

Principal Amount
	SHORT-TERM INVESTMENTS — 49.3%
	MONEY MARKET INVESTMENTS — 37.0%
$76,367,960	UMB Bank, Money Market Special II Deposit Investment, 3.43%(a),(b)	76,367,960

	TREASURY BILLS — 12.3%
	United States Treasury Bill
6,000,000	3.84%, 5/14/2026(b),(c)	5,992,236
3,250,000	3.66%, 6/11/2026(b),(c)	3,236,675
3,250,000	3.65%, 7/9/2026(b),(c)	3,227,530
3,250,000	3.65%, 8/6/2026(b),(c)	3,218,605
3,250,000	3.66%, 9/3/2026(b),(c)	3,209,599
3,250,000	3.66%, 10/1/2026(b),(c)	3,200,460
3,250,000	3.61%, 10/29/2026(b),(c)	3,191,354
		25,276,459
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $101,648,209)	101,644,419

	TOTAL INVESTMENTS — 90.5%
	(Cost $181,288,026)	186,461,149
	Other Assets in Excess of Liabilities — 9.5%	19,682,312
	TOTAL NET ASSETS — 100.0%	$206,143,461

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	PUT OPTIONS — (0.0)%
	S&P 500 Index
	Exercise Price: $7,040.00, Notional Amount: $(7,040,000)
(10)	Expiration Date: May 15, 2026	$(30,000)
	TOTAL PUT OPTIONS
	(Proceeds $82,919)	(30,000)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $82,919)	$(30,000)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.
(b)	All or a portion of this investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.
(c)	Treasury bill discount rate.

See accompanying Notes to Consolidated Financial Statements.

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

							Premium	Unrealized
				Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Reference Entity	Fund Pays	Fund Receives	Frequency	Date	Amount	(Received)	(Depreciation)
Barclays Bank PLC	Barclays Commodity Index[1,2]	0.00%	Basket Return	Monthly	6/30/26	$10,159,574	$-	$42,525
Barclays Bank PLC	Barclays Month End Rebalancing Currency Index	0.00%	Index Return	Monthly	6/30/26	19,118,248	-	128,674
Barclays Bank PLC	Barclays TrendStar Plus Index[2]	0.00%	Basket Return	Monthly	6/30/26	18,757,048	-	(57,032)
BNP Paribas	Alerian MLP Total Return Index	Daily SOFR + 0.75%	Index Return	At Maturity	6/30/26	4,676,557	-	174,856
BNP Paribas	BNP Paribas Credit Flex Basket[2]	0.00%	Basket Return	At Maturity	6/30/26	28,503,560	-	127,306
BNP Paribas	BNP Paribas Dynamic Pre-Roll Alpha ex-Agriculture and Livestock Index[1,2]	0.08%	Basket Return	At Maturity	6/30/26	14,059,946	-	112,240
BNP Paribas	BNP Paribas Equity Low Volatility Europe LS Index[2]	0.00%	Basket Return	At Maturity	6/30/26	14,186,704	-	(59,265)
BNP Paribas	BNP Paribas GALAXY World Excess Return USD LS Index[2]	0.08%	Basket Return	At Maturity	6/30/26	10,067,766	-	117,869
BNP Paribas	BNP Paribas Volatility Index ER2	0.35%	Basket Return	At Maturity	6/30/26	24,193,696	-	(327,031)
BNP Paribas	S&P 500 Equal Weighted Communication Services Sector	Index Return	0.40%	Monthly	6/30/26	889,352	-	1,738
BNP Paribas	S&P 500 Equal Weighted Consumer Discretionary Sector	Index Return	0.40%	Monthly	6/30/26	4,107,262	-	(27,235)
BNP Paribas	S&P 500 Equal Weighted Consumer Staples Sector	Index Return	0.40%	Monthly	6/30/26	1,209,982	-	20,261
BNP Paribas	S&P 500 Equal Weighted Energy Sector	Index Return	0.40%	Monthly	6/30/26	2,654,005	-	(12,581)
BNP Paribas	S&P 500 Equal Weighted Financials Sector	Index Return	0.40%	Monthly	6/30/26	9,352,936	-	(413,380)
BNP Paribas	S&P 500 Equal Weighted Health Care Sector	Index Return	0.40%	Monthly	6/30/26	2,061,898	-	20,504
BNP Paribas	S&P 500 Equal Weighted Industrials Total Return Index	Index Return	0.40%	Monthly	6/30/26	4,814,675	-	(163,907)
BNP Paribas	S&P 500 Equal Weighted Materials Sector	Index Return	0.40%	Monthly	6/30/26	1,327,189	-	(9,842)
BNP Paribas	S&P 500 Equal Weighted Total Return Index	Index Return	0.40%	Monthly	6/30/26	3,389,553	-	(483,590)
BNP Paribas	S&P 500 Equal Weighted Utilities Sector	Index Return	0.40%	Monthly	6/30/26	401,635	-	6,970
BNP Paribas	BNP Artificial Intelligence Index[2]	3.64%	Basket Return	Monthly	6/30/26	2,224,795	-	348,741
Goldman Sachs & Co. LLC	Alerian MLP Infrastructure Index	Daily SOFR + 0.90%	Index Return	At Maturity	6/30/26	10,372,737	-	400,200
Goldman Sachs & Co. LLC	Bloomberg Agriculture Subindex[1]	0.18%	Index Return	At Maturity	6/30/26	2,048,380	-	70,264
Goldman Sachs & Co. LLC	Bloomberg Energy Subindex[1]	0.09%	Index Return	At Maturity	6/30/26	1,063,837	-	73,501
Goldman Sachs & Co. LLC	Bloomberg Industrial Metals Subindex[1]	0.10%	Index Return	At Maturity	6/30/26	1,003,703	-	39,422
Goldman Sachs & Co. LLC	Bloomberg Precious Metals Subindex[1]	0.07%	Index Return	At Maturity	6/30/26	934,642	-	(11,617)
Goldman Sachs & Co. LLC	Goldman Sachs Dispersion US Series 31 Excess Return Strategy[2]	0.00%	Basket Return	At Maturity	6/30/26	10,565,515	-	32,121
Goldman Sachs & Co. LLC	Goldman Sachs Dispersion US Series 31 Excess Return Strategy[2]	0.60%	Basket Return	At Maturity	6/30/26	9,769,140	-	(192,260)
Goldman Sachs & Co. LLC	Goldman Sachs Dispersion US Series 31 Excess Return Strategy[2]	0.00%	Basket Return	At Maturity	6/30/26	4,981,838	-	(68,141)
Goldman Sachs & Co. LLC	Goldman Sachs Intraday Trend US Series 75 Excess Return Strategy[2]	0.00%	Basket Return	At Maturity	6/30/26	14,331,727	-	241,681
Goldman Sachs & Co. LLC	Goldman Sachs SAGE Commodity Pairs Strategy[1,2]	0.00%	Basket Return	At Maturity	6/30/26	10,185,129	-	24,247
Goldman Sachs & Co. LLC	MSCI US REIT Index	Daily SOFR + 0.65%	Index Return	At Maturity	6/30/26	380,298	-	16,118
Goldman Sachs & Co. LLC	MSCI US REIT Index	Daily SOFR + 0.65%	Index Return	At Maturity	6/30/26	2,085,184	-	41,585
Goldman Sachs & Co. LLC	MSCI US REIT Index	Daily SOFR + 0.61%	Index Return	At Maturity	6/30/26	583,284	-	(1,662)
Goldman Sachs & Co. LLC	MSCI US REIT Index	Daily SOFR + 0.65%	Index Return	At Maturity	6/30/26	734,761	-	(3,173)
Goldman Sachs & Co. LLC	MSCI US REIT Index	Daily SOFR + 0.65%	Index Return	At Maturity	6/30/26	1,302,360	-	(804)
Goldman Sachs & Co. LLC	Russell 2000 Index	Index Return	Daily SOFR + 0.04%	At Maturity	6/30/26	6,106,404	-	(674,572)
Goldman Sachs & Co. LLC	S&P 500 Total Return Index	Index Return	Daily SOFR + 0.55%	Monthly	6/30/26	6,254,559	-	(603,870)
Macquarie Bank Ltd.	Macquarie Bond Auction Congestion Basket Index[2]	0.15%	Basket Return	At Maturity	6/30/26	14,028,368	-	25,785
Macquarie Bank Ltd.	Macquarie Intraday Momentum in WTI Crude[1]	0.15%	Index Return	At Maturity	6/30/26	9,292,700	-	(142,118)
Societe Generale	Dow Jones U.S. High Beta Total Return Index	Index Return	0.20%	Monthly	6/30/26	3,045,596	-	(245,693)
Societe Generale	Dow Jones U.S. High Momentum Total Return Index	0.20%	Index Return	Monthly	6/30/26	2,711,264	-	165,330
Societe Generale	Dow Jones U.S. Low Beta Total Return Index	0.20%	Index Return	Monthly	6/30/26	3,284,238	-	9,920
Societe Generale	Dow Jones U.S. Low Momentum Total Return Index	Index Return	0.20%	Monthly	6/30/26	2,410,555	-	(79,609)
Societe Generale	Dow Jones U.S. Relative Value Total Return Index	0.20%	Index Return	Monthly	6/30/26	11,159,080	-	470,055
Societe Generale	Dow Jones U.S. Short Relative Value Total Return Index	Index Return	0.20%	Monthly	6/30/26	10,089,553	-	(495,652)
Societe Generale	Dow Jones U.S. Thematic Long Quality Total Return Index	0.20%	Index Return	Monthly	6/30/26	17,794,071	-	435,359
Societe Generale	Dow Jones U.S. Thematic Long Size Total Return Index	0.20%	Index Return	Monthly	6/30/26	7,617,254	-	134
Societe Generale	Dow Jones U.S. Thematic Short Quality Total Return Index	Index Return	0.20%	Monthly	6/30/26	16,188,297	-	(920,315)
Societe Generale	Dow Jones U.S. Thematic Short Size Total Return Index	Index Return	0.20%	Monthly	6/30/26	7,463,863	-	(83,672)
Societe Generale	SGI Commodity Volatility Carry II Brent Crude Index[1,2]	0.00%	Basket Return	At Maturity	6/30/26	10,441,791	-	703,219
Societe Generale	SGI Commodity Volatility Carry II Brent Crude Index[1,2]	0.00%	Basket Return	At Maturity	6/30/26	4,794,425	-	(6,840)
Societe Generale	SGI Equity US Intraday Trend 3 Index	0.30%	Index Return	At Maturity	6/30/26	15,559,373	-	18,420
Societe Generale	SGI Rates Slope Trend Index[2]	0.15%	Basket Return	At Maturity	6/30/26	18,967,413	-	77,465
Societe Generale	SGI Volume Premium US Total Return Index[2]	0.20%	Basket Return	At Maturity	6/30/26	31,910,153	-	371,977

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

							Premium	Unrealized
				Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Reference Entity	Fund Pays	Fund Receives	Frequency	Date	Amount	(Received)	(Depreciation)
Goldman Sachs & Co. LLC	Goldman Sachs USD Custom Equity Basket[2]	Daily SOFR + 0.80%	Basket Return	At Maturity	7/1/26	32,313,959	-	1,453,802
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	11/5/26	4,132,696	-	273,974
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	11/5/26	1,575,158	-	(529,370)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	11/12/26	55,682	-	3,690
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	11/12/26	20,234	-	(6,800)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	12/3/26	26,881	-	1,781
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	12/3/26	9,761	-	(3,280)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	12/31/26	40,174	-	2,662
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	1/7/27	76,212	-	5,050
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	1/7/27	40,047	-	(13,460)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	2/6/27	62,772	-	4,160
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	2/25/27	67,055	-	4,444
Goldman Sachs & Co. LLC	Global X Uranium ETF	Daily SOFR + 0.485%	Equity Return	Monthly	3/10/27	1,900,793	-	259,233
Goldman Sachs & Co. LLC	The Brink's Company	Equity Return	Daily SOFR - 0.40%	Monthly	3/15/27	1,345,892	-	(38,531)
Goldman Sachs & Co. LLC	The Brink's Company	Equity Return	Daily SOFR - 0.40%	Monthly	3/18/27	11,184	-	(320)
Goldman Sachs & Co. LLC	Global X Lithium & Battery Tech ETF	Daily SOFR + 0.485%	Equity Return	Monthly	3/18/27	73,424	-	12,296
Goldman Sachs & Co. LLC	Public Storage	Equity Return	Daily SOFR - 0.40%	Monthly	3/25/27	3,601,414	-	(290,036)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	4/5/27	20,087	-	1,331
Goldman Sachs & Co. LLC	Global X Uranium ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/5/27	22,290	-	3,040
Goldman Sachs & Co. LLC	Public Storage	Equity Return	Daily SOFR - 0.40%	Monthly	4/5/27	16,896	-	(1,362)
Goldman Sachs & Co. LLC	State Street Energy Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/5/27	1,580,116	-	(10,177)
Goldman Sachs & Co. LLC	State Street Materials Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/5/27	723,747	-	13,486
Goldman Sachs & Co. LLC	State Street SPDR S&P 500 ETF Trust	Daily SOFR + 0.485%	Equity Return	Monthly	4/5/27	124,311	-	9,657
Goldman Sachs & Co. LLC	State Street Utilities Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/5/27	562,017	-	4,976
Goldman Sachs & Co. LLC	VanEck Gold Miners ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/5/27	373,289	-	(25,821)
Goldman Sachs & Co. LLC	State Street Energy Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/8/27	34,275	-	1,181
Goldman Sachs & Co. LLC	State Street Utilities Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/8/27	11,963	-	57
Goldman Sachs & Co. LLC	Equitable Holdings, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	4/9/27	5,473,310	-	(579,046)
Goldman Sachs & Co. LLC	State Street Materials Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/9/27	18,945	-	9
Goldman Sachs & Co. LLC	State Street Energy Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/12/27	57,806	-	2,570
Goldman Sachs & Co. LLC	State Street Materials Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/12/27	29,687	-	(368)
Goldman Sachs & Co. LLC	State Street Utilities Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/12/27	20,197	-	(181)
Goldman Sachs & Co. LLC	VanEck Gold Miners ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/12/27	15,238	-	(1,940)
Goldman Sachs & Co. LLC	State Street Energy Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/13/27	13,932	-	619
Goldman Sachs & Co. LLC	State Street Energy Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/14/27	11,850	-	740
Goldman Sachs & Co. LLC	State Street Materials Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/14/27	13,614	-	(172)
Goldman Sachs & Co. LLC	Equitable Holdings, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	4/15/27	211,949	-	(1,765)
Goldman Sachs & Co. LLC	Global X Lithium & Battery Tech ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/15/27	57,620	-	5,631
Goldman Sachs & Co. LLC	Public Storage	Equity Return	Daily SOFR - 0.40%	Monthly	4/15/27	128,450	-	(1,621)
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	4/15/27	35,845	-	(9,834)
Goldman Sachs & Co. LLC	State Street Energy Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/15/27	1,688,706	-	105,985
Goldman Sachs & Co. LLC	State Street Materials Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/15/27	774,881	-	(708)
Goldman Sachs & Co. LLC	State Street SPDR S&P 500 ETF Trust	Daily SOFR + 0.485%	Equity Return	Monthly	4/15/27	128,425	-	3,583
Goldman Sachs & Co. LLC	State Street Utilities Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/15/27	599,176	-	8,626
Goldman Sachs & Co. LLC	VanEck Gold Miners ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/15/27	392,750	-	(46,696)
Goldman Sachs & Co. LLC	State Street Energy Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/16/27	57,712	-	2,924
Goldman Sachs & Co. LLC	State Street Materials Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/16/27	33,761	-	(216)
Goldman Sachs & Co. LLC	State Street Utilities Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/16/27	20,160	-	267
Goldman Sachs & Co. LLC	State Street Energy Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/20/27	27,172	-	1,940
Goldman Sachs & Co. LLC	VanEck Gold Miners ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/20/27	20,192	-	(2,476)
Goldman Sachs & Co. LLC	Somnigroup International, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	4/22/27	2,357,685	-	114,805
Goldman Sachs & Co. LLC	State Street Energy Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/26/27	34,045	-	1,725
Goldman Sachs & Co. LLC	State Street Utilities Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/26/27	21,401	-	299
Goldman Sachs & Co. LLC	VanEck Gold Miners ETF	Daily SOFR + 0.485%	Equity Return	Monthly	4/26/27	17,738	-	(1,142)
TOTAL EQUITY SWAP CONTRACTS								$(26,153)

[1]	This investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.
[2]	The index constituents are available on the Fund's website.

SOFR – Secured Overnight Financing Rate

See accompanying Notes to Consolidated Financial Statements.

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

FUTURES CONTRACTS

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Long Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CBOT Corn[1]	July 2026	102	$2,421,225	$55,761
CBOT Soybean[1]	July 2026	53	3,168,075	44,212
CBOT Soybean Meal[1]	July 2026	6	191,340	(2,932)
CBOT Soybean Oil[1]	July 2026	21	939,204	40,392
CBOT Wheat[1]	July 2026	15	477,563	13,288
CME Lean Hogs[1]	May 2026	1	37,380	(250)
CME Live Cattle[1]	June 2026	20	2,032,000	57,119
CMX Copper[1]	June 2026	2	297,625	(4,922)
CMX Gold[1]	June 2026	21	9,722,160	(305,314)
CMX Silver[1]	June 2026	2	737,690	2,074
CMX Silver[1]	July 2026	2	740,280	(15,092)
ICE Brent Crude Oil[1]	July 2026	29	3,201,600	252,422
ICE Brent Crude Oil[1]	December 2026	250	21,962,500	2,249,132
ICE Low Sulphur Gas[1]	May 2026	10	1,307,250	43,621
KCBT Hard Red Winter Wheat[1]	July 2026	3	104,025	3,883
LME Lead[1]	May 2026	25	1,220,138	(26,096)
LME Lead[1]	July 2026	8	390,652	8,187
LME Primary Aluminum[1]	May 2026	69	6,096,530	355,772
LME Primary Aluminum[1]	July 2026	22	1,918,439	92,316
LME Primary Nickel[1]	May 2026	31	3,593,341	222,525
LME Primary Nickel[1]	July 2026	9	1,050,477	117,207
LME Zinc[1]	May 2026	43	3,619,611	(26,402)
LME Zinc[1]	July 2026	12	1,011,015	68,147
NYBOT Cocoa[1]	July 2026	7	249,830	9,950
NYBOT Coffee 'C'[1]	July 2026	5	535,406	2,528
NYMEX Natural Gas[1]	June 2026	1	27,670	(92)
NYMEX NY Harbor ULSD[1]	June 2026	1	171,397	8,334
NYMEX RBOB Gasoline[1]	June 2026	6	910,980	53,644

Currency Futures
Brazilian Real	June 2026	42	841,680	4,070
CME Australian Dollar	June 2026	10	719,250	17,115
CME British Pound	June 2026	22	1,870,138	9,571
CME Canadian Dollar	June 2026	20	1,475,000	10,323

Index Futures
E-Mini Energy Select Sector	June 2026	19	2,386,590	82,949
E-Mini Industrial Select Sector	June 2026	17	3,006,280	87,696
E-Mini Technology Select Sector	June 2026	8	2,584,240	123,343
E-Mini Utilities Select Sector	June 2026	28	2,659,160	45,280
EURO Stoxx 50 (DIV)	December 2026	646	12,935,164	(9,258)
EURO Stoxx 50 (DIV)	December 2027	451	9,252,911	(13,888)
EUX Euro STOXX 50	June 2026	7	479,812	(3,437)
Hang Seng Index	May 2026	12	1,962,898	(19,094)
ICF FTSE 100 Index	June 2026	4	564,893	(2,367)

Interest Rate Futures
CBOT 2-Year U.S. Treasury Note	June 2026	939	194,490,375	(752,710)
MSE Canadian 10 Year Bond	June 2026	31	2,718,662	9,125
SGX 10-Year Mini JGB	June 2026	135	11,146,306	(48,334)
		3,167	$317,228,762	$2,859,798

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Short Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
ECX Emissions[1]	May 2026	(16)	$(1,363,005)	$8,320
LME Lead[1]	May 2026	(30)	(1,464,165)	(4,907)
LME Lead[1]	July 2026	(8)	(390,652)	(3,994)
LME Primary Aluminum[1]	May 2026	(75)	(6,626,663)	(580,106)
LME Primary Aluminum[1]	July 2026	(22)	(1,918,439)	13,428
LME Primary Nickel[1]	May 2026	(29)	(3,361,513)	(338,999)
LME Primary Nickel[1]	July 2026	(9)	(1,050,477)	(103,018)
LME Zinc[1]	May 2026	(39)	(3,282,903)	(57,753)
LME Zinc[1]	July 2026	(12)	(1,011,015)	(14,674)
NYBOT Cotton #2[1]	July 2026	(2)	(82,200)	(3,056)
NYBOT Sugar #11[1]	July 2026	(16)	(261,811)	(11,639)
NYMEX WTI Crude Oil[1]	June 2026	(14)	(1,470,980)	(194,593)

Currency Futures
CME Euro	June 2026	(9)	(1,323,000)	(2,382)
CME Japanese Yen	June 2026	(12)	(962,400)	(14,936)

Index Futures
CBOE Volatility Index	May 2026	(4)	(77,910)	6,070
CME E-Mini S&P 500	June 2026	(57)	(20,644,688)	(272,560)
E-Mini Consumer Discretionary	June 2026	(8)	(1,922,800)	(32,766)
E-Mini Consumer Staples Select Sector	June 2026	(21)	(1,791,930)	(44,078)
E-Mini Financial Select Sector	June 2026	(18)	(2,905,650)	(43,472)
E-Mini Health Care Select Sector	June 2026	(19)	(2,811,620)	19,559
E-Mini S&P Commercial Services Select Sector	June 2026	(10)	(1,530,375)	(11,650)
Nikkei Stock Index	June 2026	(8)	(3,041,998)	(24,432)

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	June 2026	(13)	(1,437,718)	(133)
CBOT Ultra Long-Term U.S. Treasury Bond	June 2026	(18)	(2,070,562)	25,907
EUX Euro-Bund	June 2026	(38)	(5,591,174)	41,025
EUX Euro-Schatz	June 2026	(24)	(2,978,873)	831
ICF Long Gilt	June 2026	(33)	(3,888,243)	48,483
SFE Australian 10-Year Bond	June 2026	(160)	(12,332,672)	58,858
		(724)	$(87,595,436)	$(1,536,667)

TOTAL FUTURES CONTRACTS			$229,633,326	$1,323,131

[1]	This investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.

See accompanying Consolidated Notes to Financial Statements.

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Purchase Contracts	Counterparty	Exchange	Date	Purchased	Date	April 30, 2026	(Depreciation)
Australian Dollar	Goldman Sachs	AUD per USD	5/20/2026	$4,808,922	$3,448,940	$3,460,901	$11,961
Brazilian Real	Goldman Sachs	BRL per USD	5/20/2026	6,445,936	1,283,154	1,294,798	11,644
British Pound	Goldman Sachs	GBP per USD	5/20/2026	4,988,609	6,758,843	6,788,085	29,242
Czech Koruna	Goldman Sachs	CZK per USD	5/20/2026	26,400,928	1,279,090	1,271,010	(8,080)
Hungarian Forint	Goldman Sachs	HUF per USD	5/20/2026	394,484,094	1,272,571	1,269,785	(2,786)
Mexican Peso	Goldman Sachs	MXN per USD	5/20/2026	22,175,275	1,280,359	1,267,245	(13,114)
New Zealand Dollar	Goldman Sachs	NZD per USD	5/20/2026	1,761,811	1,039,386	1,041,514	2,128
Norwegian Krone	Goldman Sachs	NOK per USD	5/20/2026	8,038,783	859,024	867,500	8,476
Polish Zloty	Goldman Sachs	PLN per USD	5/20/2026	4,596,990	1,277,576	1,268,158	(9,418)
Singapore Dollar	Goldman Sachs	SGD per USD	5/20/2026	1,621,890	1,278,174	1,276,132	(2,042)
South African Rand	Goldman Sachs	ZAR per USD	5/20/2026	20,987,403	1,278,067	1,257,983	(20,084)
Turkish Lira	Goldman Sachs	TRY per USD	5/20/2026	59,482,299	1,293,125	1,291,556	(1,569)
					22,348,309	22,354,667	6,358

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	April 30, 2026	(Depreciation)
Canadian Dollar	Goldman Sachs	CAD per USD	5/20/2026	$(8,427,931)	$(6,151,025)	$(6,209,842)	$(58,817)
Euro	Goldman Sachs	EUR per USD	5/20/2026	(2,212,745)	(2,610,857)	(2,599,559)	11,298
Japanese Yen	Goldman Sachs	JPY per USD	5/20/2026	(385,190,290)	(2,428,242)	(2,464,847)	(36,605)
Swedish Krona	Goldman Sachs	SEK per USD	5/20/2026	(6,262,325)	(683,752)	(679,016)	4,736
Swiss Franc	Goldman Sachs	CHF per USD	5/20/2026	(4,250,806)	(5,443,688)	(5,452,380)	(8,692)
Qatari Riyal	Goldman Sachs	QAR per USD	6/25/2026	(37,091,060)	(10,164,525)	(10,189,605)	(25,080)
Qatari Riyal	Societe Generale	QAR per USD	6/25/2026	(18,759,799)	(5,142,904)	(5,153,668)	(10,764)
United Arab Emirates Dirham	Societe Generale	AED per USD	6/30/2026	(56,270,272)	(15,318,764)	(15,320,974)	(2,210)
Israeli New Shekel	Goldman Sachs	ILS per USD	7/1/2026	(31,497,014)	(9,984,554)	(10,691,676)	(707,122)
					(57,928,311)	(58,761,567)	(833,256)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(35,580,002)	$(36,406,900)	$(826,898)

AED - United Arab Emirates Dirham

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CZK - Czech Koruna

EUR – Euro

GBP – British Pound

HUF - Hungarian Forint

ILS - Israeli New Shekel

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN - Polish Zloty

QAR - Qatari Riyal

SEK – Swedish Krona

SGD – Singapore Dollar

TRY - Turkish Lira

ZAR – South African Rand

See accompanying Consolidated Notes to Financial Statements.

Mast Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2026 (Unaudited)

	Mast	Mast
	Managed Futures	Multialternative
	Strategy Fund	Strategy Fund
Assets:
Investments, at value (cost $25,219,684 and $181,288,026, respectively)	$25,219,291	$186,461,149
Foreign currency, at value (cost $0 and $1,095,123, respectively)	-	1,107,340
Unrealized appreciation on futures contracts	1,641,924	1,323,131
Cash	-	4,200,000
Cash deposited with brokers for options contracts	-	895,792
Cash deposited with brokers for futures contracts	6,215,874	14,244,594
Receivables:
Unrealized appreciation on open swap contracts	-	6,623,030
Unrealized appreciation on forward foreign currency exchange contracts	-	79,485
Fund shares sold	-	1,015
Dividends and interest	30,354	243,974
Reclaims receivable	-	43,324
Due from Advisor	2,623	-
Prepaid expenses	49,722	42,596
Total assets	33,159,788	215,265,430

Liabilities:
Written options contracts, at value (proceeds $0 and $82,919, respectively)	-	30,000
Foreign currency due to broker, at value (proceeds $74,334 and $798,156, respectively)	65,478	794,107
Payables:
Investment securities purchased	-	534,333
Fund shares redeemed	5,412	17,722
Unrealized depreciation on forward foreign currency exchange contracts	-	906,383
Unrealized depreciation on open swap contracts	-	6,649,183
Advisory fees	-	99,911
Distribution fees (Note 6)	200	351
Fund services fees	52,355	49,579
Sub-transfer agent fees	-	12,022
Auditing fees	15,627	15,377
Shareholder reporting fees	2,347	486
Chief Compliance Officer fees	1,433	1,995
Trustees' deferred compensation (Note 3)	5,154	5,358
Trustees' fees and expenses	1,480	2,738
Legal fees	7,564	-
Accrued other expenses	4,737	2,424
Total liabilities	161,787	9,121,969
Commitments and contingencies (Note 3)
Net Assets	$32,998,001	$206,143,461

Components of Net Assets:
Paid-in capital (no par value with an unlimited number of shares authorized)	$75,846,878	$215,473,339
Total distributable earnings (accumulated deficit)	(42,848,877)	(9,329,878)
Net Assets	32,998,001	206,143,461

See accompanying Notes to Consolidated Financial Statements.

Mast Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2026 (Unaudited)

	Mast	Mast
	Managed Futures	Multialternative
	Strategy Fund	Strategy Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$919,445	$1,734,096
Shares of beneficial interest issued and outstanding	113,796	195,477
Redemption price per share[1]	$8.08	$8.87
Maximum sales charge (5.25% and 5.25%, respectively, of offering price)	0.45	0.49
Maximum offering price per share	$8.53	$9.36

Class C Shares:
Net assets applicable to shares outstanding	$5,686	$-
Shares of beneficial interest issued and outstanding	755	-
Offering and redemption price per share	$7.532	$-

Class I Shares:
Net assets applicable to shares outstanding	$32,072,870	$204,409,365
Shares of beneficial interest issued and outstanding	3,934,799	24,071,669
Offering and redemption price per share	$8.15	$8.49

[1]	Purchases of Class A shares of $1 million or more may be subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.
[2]	Purchases of Class C shares are subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.

See accompanying Notes to Consolidated Financial Statements.

Mast Funds

CONSOLIDATED STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2026 (Unaudited)

	Mast Managed Futures Strategy Fund	Mast Multialternative Strategy Fund
Investment income:
Dividends (net of foreign withholding taxes of $0 and $9,969, respectively)	$-	$311,209
Interest	587,234	2,152,422
Total investment income	587,234	2,463,631

Expenses:
Advisory fees	175,007	1,061,863
Distribution fees - Class A (Note 6)	1,209	2,059
Distribution fees - Class C (Note 6)	36	-
Fund services fees	101,930	121,702
Sub-transfer agent fees	31,241	63,261
Registration fees	21,324	18,596
Shareholder reporting fees	3,997	5,397
Auditing fees	16,377	15,877
Chief Compliance Officer fees	3,955	5,455
Trustees' fees and expenses	18,877	19,380
Legal fees	15,397	16,397
Miscellaneous	3,089	2,089
Insurance fees	13,628	22,126
Total expenses	406,067	1,354,202
Advisory fees waived	(175,007)	(453,482)
Other expenses absorbed	(11,056)	-
Fees paid indirectly (Note 3)	-	(30,793)
Net expenses	220,004	869,927
Net investment income (loss)	367,230	1,593,704

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	-	7,748,892
Purchased options contracts	-	(638,096)
Written options contracts	-	263,110
Swap contracts	-	4,217,052
Futures contracts	2,310,066	(3,776,336)
Forward foreign currency contracts	-	778,184
Foreign currency transactions	(11,487)	229,363
Total realized gain (loss)	2,298,579	8,822,169
Net change in unrealized appreciation (depreciation) on:
Investments	(14,648)	897,741
Purchased options contracts	-	232,745
Written options contracts	-	52,919
Swap contracts	-	1,108,257
Futures contracts	113,119	674,146
Forward foreign currency contracts	-	(784,030)
Foreign currency translations	12,948	20,001
Net change in unrealized appreciation (depreciation)	111,419	2,201,779
Net realized and unrealized gain (loss)	2,409,998	11,023,948

Net Increase (Decrease) in Net Assets from Operations	$2,777,228	$12,617,652

See accompanying Notes to Consolidated Financial Statements.

Mast Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$367,230	$3,364,574
Total realized gain (loss) on investments, swap contracts, futures contracts and foreign currency transactions	2,298,579	(13,529,715)
Net change in unrealized appreciation (depreciation) on investments, swap contracts, futures contracts and foreign currency translations	111,419	1,406,815
Net increase (decrease) in net assets resulting from operations	2,777,228	(8,758,326)

Distributions to Shareholders:
Distributions:
Class A	(22,278)	(45,722)
Class C	(143)	(285)
Class I	(821,326)	(5,902,863)
Total distributions to shareholders	(843,747)	(5,948,870)

Capital Transactions:
Net proceeds from shares sold:
Class A	8,177	353,529
Class I	11,088,620	60,935,702
Reinvestment of distributions:
Class A	21,889	43,467
Class C	143	285
Class I	266,597	5,554,953
Cost of shares redeemed:
Class A	(154,765)	(7,382,927)
Class C	(3,040)	(8,777)
Class I	(13,747,059)	(212,757,485)
Net increase (decrease) in net assets from capital transactions	(2,519,438)	(153,261,253)

Total increase (decrease) in net assets	(585,957)	(167,968,449)

Net Assets:
Beginning of period	33,583,958	201,552,407
End of period	$32,998,001	$33,583,958
Capital Share Transactions:
Shares sold:
Class A	1,018	43,260
Class I	1,420,103	7,619,774
Shares reinvested:
Class A	2,841	5,245
Class C	20	37
Class I	34,330	662,050
Shares redeemed:
Class A	(19,557)	(877,616)
Class C	(407)	(1,255)
Class I	(1,749,994)	(26,437,290)
Net increase (decrease) in capital share transactions	(311,646)	(18,985,795)

See accompanying Notes to Consolidated Financial Statements.

Mast Multialternative Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,593,704	$3,510,780
Total realized gain (loss) on investments, purchased options contracts, written options contracts, swap contracts, futures contracts, forward foreign currency contracts and foreign currency transactions	8,822,169	(2,155,230)
Net change in unrealized appreciation (depreciation) on investments, purchased options contracts, written options contracts, swap contracts, futures contracts, forward foreign currency contracts and foreign currency translations	2,201,779	1,178,040
Net increase from payments by non-affiliate	-	394,857 [1]
Net increase (decrease) in net assets resulting from operations	12,617,652	2,928,447

Distributions to Shareholders:
Distributions:
Class A	(14,460)	(122,446)
Class I	(2,046,282)	(26,067,924)
Total distributions to shareholders	(2,060,742)	(26,190,370)

Capital Transactions:
Net proceeds from shares sold:
Class A	61,201	226,276
Class I	2,880,443	41,740,107
Reinvestment of distributions:
Class A	14,425	118,793
Class I	2,046,203	26,067,905
Cost of shares redeemed:
Class A	(18,737)	(826,411)
Class I	(20,244,480)	(65,927,403)
Net increase (decrease) in net assets from capital transactions	(15,260,945)	1,399,267

Total increase (decrease) in net assets	(4,704,035)	(21,862,656)

Net Assets:
Beginning of period	210,847,496	232,710,152
End of period	$206,143,461	$210,847,496
Capital Share Transactions:
Shares sold:
Class A	7,212	26,530
Class I	354,816	5,072,410
Shares reinvested:
Class A	1,695	14,009
Class I	251,376	3,213,899
Shares redeemed:
Class A	(2,198)	(95,117)
Class I	(2,470,269)	(7,762,901)
Net increase (decrease) in capital share transactions	(1,857,368)	468,830

[1]	Non-affiliate reimbursed the Fund $394,857 for errors during processing.

See accompanying Notes to Consolidated Financial Statements.

Mast Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024[1]	2023[2]	2022[2]	2021[2]
Net asset value, beginning of period	$7.64	$8.48	$9.35	$12.11	$10.88	$9.14
Income from Investment Operations:
Net investment income (loss) [3]	0.08	0.19	0.31	0.24	(0.08)	(0.16)
Net realized and unrealized gain (loss)	0.54	(0.80)	(1.16)	(1.16)	2.14	1.90
Total from investment operations	0.62	(0.61)	(0.85)	(0.92)	2.06	1.74

Less Distributions:
From net investment income	(0.18)	(0.23)	(0.02)	(0.42)	(0.83)	-
From net realized gain	-	-	-	(1.42)	-	-
Total distributions	(0.18)	(0.23)	(0.02)	(1.84)	(0.83)	-
Net asset value, end of period	$8.08	$7.64	$8.48	$9.35	$12.11	$10.88

Total return[4]	8.24%[5]	(7.33)%	(9.06)%	(8.15)%	20.83%	19.04%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$919	$989	$8,125	$9,350	$27,406	$15,682

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.66%[6]	1.83%	1.68%	1.57%	1.55%	1.57%
After fees waived and expenses absorbed	1.55%[6]	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.83%[6]	2.04%	3.28%	2.43%	(0.68)%	(1.55)%
After fees waived and expenses absorbed	1.94%[6]	2.32%	3.41%	2.45%	(0.68)%	(1.53)%

Portfolio turnover rate[7]	0%[5]	0%	0%	0%	0%	0%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Mast Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024[1]	2023[2]	2022[2]	2021[2]
Net asset value, beginning of period	$7.12	$7.86	$8.71	$11.39	$10.28	$8.70
Income from Investment Operations:
Net investment income (loss)[3]	0.04	0.12	0.23	0.17	(0.16)	(0.22)
Net realized and unrealized gain (loss)	0.51	(0.74)	(1.08)	(1.10)	2.02	1.80
Total from investment operations	0.55	(0.62)	(0.85)	(0.93)	1.86	1.58

Less Distributions:
From net investment income	(0.14)	(0.12)	-	(0.33)	(0.75)	-
From net realized gain	-	-	-	(1.42)	-	-
Total distributions	(0.14)	(0.12)	-	(1.75)	(0.75)	-
Net asset value, end of period	$7.53	$7.12	$7.86	$8.71	$11.39	$10.28

Total return[4]	7.82%[5]	(7.98)%	(9.76)%	(8.80)%	19.83%	18.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6	$8	$19	$68	$750	$820

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.41%[6]	2.58%	2.43%	2.32%	2.30%	2.32%
After fees waived and expenses absorbed	2.30%[6]	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.08%[6]	1.29%	2.56%	1.79%	(1.52)%	(2.30)%
After fees waived and expenses absorbed	1.19%[6]	1.57%	2.69%	1.81%	(1.52)%	(2.28)%

Portfolio turnover rate[7]	0%[5]	0%	0%	0%	0%	0%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Mast Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024[1]	2023[2]	2022[2]	2021[2]
Net asset value, beginning of period	$7.70	$8.64	$9.53	$12.31	$11.05	$9.26
Income from Investment Operations:
Net investment income (loss)[3]	0.09	0.21	0.34	0.28	(0.06)	(0.13)
Net realized and unrealized gain (loss)	0.55	(0.80)	(1.18)	(1.19)	2.18	1.92
Total from investment operations	0.64	(0.59)	(0.84)	(0.91)	2.12	1.79

Less Distributions:
From net investment income	(0.19)	(0.35)	(0.05)	(0.45)	(0.86)	-
From net realized gain	-	-	-	(1.42)	-	-
Total distributions	(0.19)	(0.35)	(0.05)	(1.87)	(0.86)	-
Net asset value, end of period	$8.15	$7.70	$8.64	$9.53	$12.31	$11.05

Total return[4]	8.38%[5]	(7.06)%	(8.87)%	(7.92)%	21.09%	19.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,073	$32,586	$193,409	$247,916	$434,818	$382,293

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.41%[6]	1.58%	1.43%	1.32%	1.30%	1.32%
After fees waived and expenses absorbed	1.30%[6]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.08%[6]	2.29%	3.53%	2.74%	(0.52)%	(1.30)%
After fees waived and expenses absorbed	2.19%[6]	2.57%	3.66%	2.76%	(0.52)%	(1.28)%

Portfolio turnover rate[7]	0%[5]	0%	0%	0%	0%	0%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share and adjusted for reinvestment of distributions.
[5]	Not annualized.
[6]	Annualized.
[7]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Mast Multialternative Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024[1]	2023[2]	2022[2]	2021[2]
Net asset value, beginning of period	$8.43	$8.91	$9.03 [3]	$9.16 [3]	$9.43 [3]	$9.39 [3]
Income from Investment Operations:
Net investment income (loss) [4]	0.06	0.12	0.27	0.25	0.04	(0.04)
Net realized and unrealized gain (loss)	0.46	(0.05)	(0.17)	(0.15)	0.49	1.24
Net increase from payments by (non-affiliate/affiliate, respectively)	-	0.025	0.02	-	-	-
Total from investment operations	0.52	0.09	0.12	0.10	0.53	1.20

Less Distributions:
From net investment income	(0.08)	(0.57)	(0.12)	(0.12)	(0.80)	(1.16)
From net realized gain	-	-	(0.12)	(0.11)	-	-
Total distributions	(0.08)	(0.57)	(0.24)	(0.23)	(0.80)	(1.16)
Net asset value, end of period	$8.87	$8.43	$8.91	$9.03 [3]	$9.16 [3]	$9.43 [3]

Total return[6]	6.17%[7]	0.98%[5]	1.38%[8]	1.15%	5.94%	13.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,734	$1,591	$2,169	$70,290	$8,267	$5,763

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.57%[9]	1.54%	1.50%	1.48%	1.68%	2.51%
After fees waived and expenses absorbed	1.10%[9]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.84%[9]	0.98%	2.58%	2.41%	(0.11)%	(1.83)%
After fees waived and expenses absorbed	1.31%[9]	1.42%	2.98%	2.79%	0.47%	(0.42)%

Portfolio turnover rate[10]	172%[7]	458%	214%	375%	482%	532%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.
[4]	Based on average shares outstanding for the period.
[5]	Non-affiliate reimbursed the Fund $394,857 for errors during processing. The payment from non-affiliate was not made, total return would have been 0.74% for Class A.
[6]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[7]	Not annualized.
[8]	During the year ended October 31, 2024, the Advisor reimbursed the Fund for a trading error in the amount of $1,091,024. If payment from Advisor was not made, total return would have been (4.42)% for Class A.
[9]	Annualized.
[10]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Mast Multialternative Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024[1]	2023[2]	2022[2]	2021[2]
Net asset value, beginning of period	$8.07	$9.07	$9.19 [3]	$9.32	$9.58 [3]	$9.53 [3]
Income from Investment Operations:
Net investment income (loss)[4]	0.06	0.14	0.30	0.28	0.10	(0.02)
Net realized and unrealized gain (loss)	0.44	(0.05)	(0.19)	(0.15)	0.46	1.25
Net increase from payments by (non-affiliate/affiliate, respectively)	-	0.025	0.03	-	-	-
Total from investment operations	0.50	0.11	0.14	0.13	0.56	1.23

Less Distributions:
From net investment income	(0.08)	(1.11)	(0.14)	(0.15)	(0.82)	(1.18)
From net realized gain	-	-	(0.12)	(0.11)	-	-
Total distributions	(0.08)	(1.11)	(0.26)	(0.26)	(0.82)	(1.18)
Net asset value, end of period	$8.49	$8.07	$9.07	$9.19 [3]	$9.32	$9.58 [3]

Total return[6]	6.27%[7]	1.24%[5]	1.62%[8]	1.39%	6.25%	13.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$204,409	$209,256	$230,541	$326,370	$262,187	$18,749

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.32%[9]	1.29%	1.25%	1.23%	1.43%	2.26%
After fees waived and expenses absorbed	0.85%[9]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.09%[9]	1.23%	2.84%	2.68%	0.55%	(1.57)%
After fees waived and expenses absorbed	1.56%[9]	1.66%	3.24%	3.06%	1.13%	(0.16)%

Portfolio turnover rate[10]	172%[7]	458%	214%	375%	482%	532%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.
[4]	Based on average shares outstanding for the period.
[5]	Non-affiliate reimbursed the Fund $394,857 for errors during processing. If payment from non-affiliate was not made, total return would have been 0.99% for Class I.
[6]	Return is based on net asset value per share and adjusted for reinvestment of distributions.
[7]	Not annualized.
[8]	During the year ended October 31, 2024, the Advisor reimbursed the Fund for a trading error in the amount of $1,091,024. If payment from Advisor was not made, total return would have been 1.17% for Class I.
[9]	Annualized.
[10]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Mast Funds

Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

Note 1 – Organization

Mast Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”) and Mast Multialternative Strategy Fund (the "Multialternative Strategy Fund") (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust III (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Manteio Scalable Technologies LLC (the “Advisor”) serves as the investment advisor to the Funds and is a registered commodity pool operator with respect to the Funds.

The Managed Futures Strategy Fund’s investment objective is to seek absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund currently has three classes of shares: Class A Shares, Class C Shares, and Class I Shares.

The Multialternative Strategy Fund’s investment objective is to seek positive absolute returns. The Fund currently has two classes of shares: Class A Shares and Class I Shares.

On November 22, 2024, the Managed Futures Strategy Fund acquired the assets and assumed the liabilities of the Credit Suisse Managed Futures Strategy Fund, a series of Credit Suisse Opportunity Funds (the “Managed Futures Predecessor Fund”), which offered three classes of shares, Class A shares, Class C shares and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The Agreement and Plan of Reorganization was approved by the Trust’s Board on August 14, 2025. The Managed Future Predecessor Fund’s Board approved the Agreement and Plan of Reorganization on August 15, 2025. As a result of the reorganization, the Managed Futures Strategy Fund assumed the performance and accounting history of the Managed Futures Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Managed Futures Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Managed Futures Predecessor Fund received the same aggregate share net asset value in the corresponding classes of the Managed Futures Strategy Fund as noted below:

	Shares Issued	Net Assets
Class A Shares	976,395	8,324,703
Class C Shares	2,360	18,644
Class I Shares	20,381,321	177,156,432

The net unrealized depreciation of investments transferred was $820,601 as of the date of acquisition.

On November 22, 2024, the Multialternative Strategy Fund acquired the assets and assumed the liabilities of the Credit Suisse Multialternative Strategy Fund, a series of Credit Suisse Opportunity Funds (the “Multialternative Predecessor Fund”), which offered two classes of shares, Class A shares and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The Agreement and Plan of Reorganization was approved by the Trust’s Board on August 14, 2025. The Multialternative Predecessor Fund’s Board approved the Agreement and Plan of Reorganization on August 15, 2025. As a result of the reorganization, the Multialternative Strategy Fund assumed the performance and accounting history of the Multialternative Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Multialternative Predecessor Fund.

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Multialternative Predecessor Fund received the same aggregate share net asset value in the corresponding classes of the Multialternative Strategy Fund as noted below:

	Shares Issued	Net Assets
Class A Shares	226,731	2,051,228
Class I Shares	24,288,704	223,720,052

The net unrealized appreciation of investments transferred was $3,350,132 as of the date of acquisition.

On December 30, 2025, the Trust’s Board approved, based on the recommendation of the Advisor, to change the name of the Manteio Managed Futures Strategy Fund to the Mast Managed Futures Strategy Fund and the Manteio Multialternative Strategy Fund to the Mast Multialternative Strategy Fund.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services — Investment Companies".

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Consolidated Statements of Operations and the Consolidated Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to Consolidated Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

(a) Consolidation of Subsidiary

Each Fund may invest up to 25% of its total assets in the shares of its respective wholly-owned and controlled subsidiary, Manteio Cayman Managed Futures Strategy Fund, Ltd. and Manteio Cayman Multialternative Strategy Fund, Ltd. (each, a “Subsidiary”). Each Subsidiary is an exempted company incorporated with limited liability under the laws of the Cayman Islands and is overseen by its own board of directors. The Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of each Fund include the accounts of its respective Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for each Fund. Each Subsidiary is advised by the Advisor, and has the same investment objective as the corresponding Fund. Each Subsidiary invests primarily in commodity-linked derivative instruments, including swaps, commodity options, futures and options on futures. As of April 30, 2026, total assets of the Managed Futures Strategy Fund were $33,159,788 of which $6,930,193, or approximately 20.9%, represented the Fund’s ownership of the shares of the Fund’s Subsidiary. As of April 30, 2026, total assets of the Multialternative Strategy Fund were $215,265,430 of which $31,597,830, or approximately 14.7%, represented the Fund’s ownership of the shares of the Fund’s Subsidiary.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds’ might reasonably expect to receive for the security upon its current sale). The Board of Directors has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund’s must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

(d) Swaps

The Funds may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. Each Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars”. A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.

A Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

Total Return Swaps. The Funds may enter into total return swaps for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by a Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Credit Default Swaps. The Funds may enter into credit default swaps for investment purposes. A credit default swap may have as reference obligations one or more securities that are not currently held by the Funds. The Funds may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, a Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If a Fund were a buyer and no credit event occurs, the Funds would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swaps by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swaps. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swaps have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

Each Fund may also purchase credit default swaps in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund’s return.

Currency Swaps. The Funds may enter into currency swaps for investment purposes. Currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Interest Rate Swaps. Each Fund may enter into an interest rate swap in an effort to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the fund would receive payments under the swap that would offset, in whole or in part, such diminution in value.

Options on Swaps. Each Fund may enter into options on swaps. An option on a swap, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap or to shorten, extend, cancel or otherwise modify an existing swap, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. Each Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. Each Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. A Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

(e) Futures Contracts

The Funds may use interest rate, foreign currency, index and other futures contracts. The Funds may use options on futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes, as well as financial instruments, including, without limitation: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British Pound; the Japanese Yen; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future.

The Funds may invest in stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

(f) Forward Foreign Currency Contracts

The Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Consolidated Statements of Operations.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

(i) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2026, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders

The Funds will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Manteio Scalable Technologies LLC. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of each Fund to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed the limits (as a percentage of average daily net assets) set forth below:

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

	Contractual Advisory	Total Limit on Annual Operating Expenses
	Fees	Class A	Class C	Class I
Managed Futures Strategy Fund	1.04%	1.55%	2.30%	1.30%
Multialternative Strategy Fund	1.04%	1.10%	N/A	0.85%

In addition, the Advisor has agreed to voluntarily waive its advisory fees by 0.19% to 0.85% for Multialternative Strategy Fund until November 22, 2026, and it will not seek recoupment of the voluntary advisory fees waived. The agreement to limit annual operating expenses is in effect through February 28, 2027, with respect to each Fund and it may only be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees. Any reduction in advisory fees or payment of a Fund’s expenses made by the Advisor in a fiscal year may be reimbursed by the Fund for a period ending three years after the date of reduction or payment if the Advisor so requests. This reimbursement may be requested from a Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. However, the reimbursement amount may not exceed the total amount of fees waived and/or Fund expenses paid by the Advisor and will not include any amounts previously reimbursed to the Advisor by the Fund. Any such reimbursement is contingent upon the Board’s subsequent review of the reimbursed amounts. A Fund must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or Fund expenses. For the six months ended April 30, 2026, the Advisor waived all or a portion of its advisory fee totaling $175,007 for the Managed Futures Strategy Fund, and $453,482 for the Multialternative Strategy Fund of which $193,994 was the voluntary waived advisory fee portion that the Advisor will not seek recoupment. These potential recoverable amounts are noted as “Commitments and Contingencies” in the Consolidated Statements of Assets and Liabilities. The Advisor may recapture all or a portion of these amounts no later than the dates stated below:

	Managed Futures Strategy Fund	Multialternative Strategy Fund
October 31, 2028	$311,375	$443,586
October 31, 2029	186,063	259,488
Total	$497,438	$703,074

The Advisor is responsible for each Subsidiary’s day-to-day business pursuant to an advisory agreement with each Subsidiary. Under this agreement, the Advisor provides each Subsidiary with the same type of management services, under substantially the same terms, as are provided to the Funds. The Subsidiary advisory agreement provides for automatic termination upon the termination of the investment advisory agreement with respect to each Fund. The Advisor receives no compensation for the services it provides to each Subsidiary.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2026 are reported as “Fund services fees” on the Consolidated Statements of Operations. The Funds have a fee agreement with their custodian, UMB Bank, N.A., which provides for custody fees to be reduced by earnings credit based on cash balances left on deposit with the custodian. For the six months ended April 30, 2026, the fees waived for the Managed Futures Strategy Fund and Multialternative Strategy Fund were $0 and $30,793, respectively. These amounts are shown as a reduction of expenses, “Fees paid indirectly” on the Consolidated Statements of Operations.

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

Distribution Services, LLC, serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 distribution plan is effective. The Advisor pays the Distributor a fee for certain distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2026, the Managed Futures Strategy Fund and Multialternative Strategy Fund allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Consolidated Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Consolidated Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Managed Futures Strategy Fund and Multialternative Strategy Fund allocated fees incurred for CCO services for the six months ended April 30, 2026 are reported on the Consolidated Statements of Operations.

Note 4 – Federal Income Taxes

At April 30, 2026, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Multialternative Strategy Fund
Cost of investments	$25,219,684	$192,312,126

Gross unrealized appreciation	$1,106	$5,249,416
Gross unrealized depreciation	(1,499)	(11,130,393)
Net unrealized appreciation/(depreciation)	$(393)	$(5,880,977)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss and straddle loss deferrals.

Note 5 – Investment Transactions

For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Managed Futures Strategy Fund	$-	$-
Multialternative Strategy Fund	140,888,078	125,444,516

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

Note 6 – Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan on behalf of the Funds pursuant to Rule 12b-1 which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares and Class C shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of Class A shares and Class C shares and the maintenance of their shareholder accounts. The 12b-1 Plan provides for the payment of such fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares and up to 1.00% of average daily net assets attributable to Class C shares. Since these fees are paid out of each Fund’s assets attributable to the Fund’s Class A shares and Class C shares, these fees will increase the cost of your investment and, over time, may cost you more than paying other types of sales charges. The net income attributable to Class A shares and Class C shares will be reduced by the amount of distribution and shareholder liaison service fees and other expenses of a Fund associated with that class of shares. For the six months ended April 30, 2026, the Managed Futures Strategy Fund and Multialternative Strategy Fund distribution fees incurred are reported on the Consolidated Statements of Operations.

Note 7 – Indemnifications

In the normal course of business, the Funds enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2026, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments
Money Market Investments	$10,861,587	$-	$-	$10,861,587
Treasury Bills	-	14,357,704	-	14,357,704
Total Investments	10,861,587	14,357,704	-	25,219,291
Other Financial Instruments*
Futures Contracts	2,107,304	-	-	2,107,304
Total Assets	$12,968,891	$14,357,704	$-	$27,326,595

Liabilities
Other Financial Instruments*
Futures Contracts	$465,380	$-	$-	$465,380
Total Liabilities	$465,380	$-	$-	$465,380

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

Multialternative Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks
Aerospace & Defense	$647,702	$-	$-	$647,702
Asset Management	8,193,194	-	-	8,193,194
Automotive	701,642	-	-	701,642
Banking	302,033	-	-	302,033
Biotech & Pharma	4,616,885	-	-	4,616,885
Chemicals	378,451	-	-	378,451
E-Commerce Discretionary	708,838	-	-	708,838
Electrical Equipment	1,942,594	-	-	1,942,594
Entertainment Content	4,806,963	-	-	4,806,963
Gas & Water Utilities	4,211,703	-	-	4,211,703
Health Care Facilities & Svcs	3,167,008	-	-	3,167,008
Home & Office Products	2,106,182	-	-	2,106,182
Home Construction	3,954,703	-	-	3,954,703
Household Products	786,420	-	-	786,420
Institutional Financial Svcs	646,777	-	-	646,777
Insurance	6,940,511	-	-	6,940,511
Internet Media & Services	2,197,929	-	-	2,197,929
Machinery	481,549	-	-	481,549
Medical Equipment & Devices	660,622	-	-	660,622
Metals & Mining	3,793,935	-	-	3,793,935
REIT	8,897,722	-	-	8,897,722
Retail - Discretionary	727,480	-	-	727,480
Semiconductors	11,469,146	-	-	11,469,146
Software	6,982,718	-	-	6,982,718
Technology Hardware	3,822,094	-	-	3,822,094
Technology Services	658,986	-	-	658,986
Transportation & Logistics	1,012,943	-	-	1,012,943
Short-Term Investments
Money Market Investments	76,367,960	-	-	76,367,960
Treasury Bills	-	25,276,459	-	25,276,459
Total Investments	161,184,690	25,276,459	-	186,461,149
Other Financial Instruments*
Forward Contracts	-	79,485	-	79,485
Futures Contracts	4,312,467	-	-	4,312,467
Swap Contracts	-	6,623,030	-	6,623,030
Total Assets	$165,497,157	$31,978,974	$-	$197,476,131

Liabilities
Other Financial Instruments*
Forward Contracts	$-	$906,383	$-	$906,383
Futures Contracts	2,989,336	-	-	2,989,336
Swap Contracts	-	6,649,183	-	6,649,183
Written Option Contracts	30,000	-	-	30,000
Total Liabilities	$3,019,336	$7,555,566	$-	$10,574,902

*	Other financial instruments are derivative instruments such as forward contracts, futures contracts, written options contracts and swap contracts. Forward contracts, futures contracts, written options contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2026, by risk category are as follows:

Managed Futures Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives designated as non-hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Commodity contracts	Unrealized appreciation on open futures contracts*	$955,568	Unrealized depreciation on open futures contracts*	$(398,321)
Foreign exchange contracts	Unrealized appreciation on open futures contracts*	100,482	Unrealized depreciation on open futures contracts*	(44,877)
Index contracts	Unrealized appreciation on open futures contracts*	382,790	Unrealized depreciation on open futures contracts*	(22,182)
Interest rate contracts	Unrealized appreciation on open futures contracts*	668,464	Unrealized depreciation on open futures contracts*	-
Total		$2,107,304		$(465,380)

*	Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Consolidated Schedule of Investments.

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

Multialternative Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives designated as non-hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Commodity contracts	Unrealized appreciation on open futures contracts*	$3,722,262	Unrealized depreciation on open futures contracts*	$(1,693,839)
Foreign exchange contracts	Unrealized appreciation on open futures contracts*	41,079	Unrealized depreciation on open futures contracts*	(17,318)
Index contracts	Unrealized appreciation on open futures contracts*	364,897	Unrealized depreciation on open futures contracts*	(477,002)
Index contracts	Unrealized appreciation on written option contracts	-	Unrealized depreciation on written option contracts	(30,000)
Interest rate contracts	Unrealized appreciation on open futures contracts*	184,229	Unrealized depreciation on open futures contracts*	(801,177)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	79,485	Unrealized depreciation on forward foreign currency exchange contracts	(906,383)
Mixed: Commodity, interest rate, equity and foreign exchange contracts	Unrealized appreciation on total return swap contracts	6,623,030	Unrealized depreciation on total return swap contracts	(6,649,183)
Total		$11,014,982		$(10,574,902)

*	Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Consolidated Schedule of Investments.

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

The effects of derivative instruments on the Consolidated Statements of Operations for the six months ended April 30, 2026, are as follows:

Managed Futures Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations

Derivatives designated as non-hedging instruments	Futures Contracts	Total
Commodity contracts	$2,814,723	$2,814,723
Foreign exchange contracts	(487,068)	(487,068)
Index contracts	274,628	274,628
Interest rate contracts	(292,217)	(292,217)
Total	$2,310,066	$2,310,066

Multialternative Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations

Derivatives designated as non-hedging instruments	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swap Contracts	Purchased Options Contracts	Written Options Contracts	Total
Commodity contracts	$(4,826,171)	$-	$-	$-	$-	$(4,826,171)
Index contracts	1,040,322	-	-	(638,096)	263,110	665,336
Interest rate contracts	222,231	-	-	-	-	222,231
Foreign exchange contracts	(212,718)	778,184	-	-	-	565,466
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	-	4,217,052	-	-	4,217,052
Total	$(3,776,336)	$778,184	$4,217,052	$(638,096)	$263,110	$843,914

Managed Futures Strategy Fund
Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Derivatives designated as non-hedging instruments	Futures Contracts	Total
Commodity contracts	$(104,094)	$(104,094)
Foreign exchange contracts	(224,748)	(224,748)
Index contracts	530,761	530,761
Interest rate contracts	(88,800)	(88,800)
Total	$113,119	$113,119

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

Multialternative Strategy Fund
Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Derivatives designated as non-hedging instruments	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swap Contracts	Purchased Options Contracts	Written Options Contracts	Total
Commodity contracts	$1,995,294	$-	$-	$-	$-	$1,995,294
Index contracts	(953,397)	-	-	232,745	52,919	(667,733)
Interest rate contracts	(295,278)	-	-	-	-	(295,278)
Foreign exchange contracts	(72,473)	(784,030)	-	-	-	(856,503)
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	-	1,108,257	-	-	1,108,257
Total	$674,146	$(784,030)	$1,108,257	$232,745	$52,919	$1,284,037

The average quarterly volume of derivative instruments held by the Funds during the six months ended April 30, 2026 are as follows:

Managed Futures Strategy Fund
		Notional Value
Commodity contracts	Long futures contracts	$17,906,747
	Short futures contracts	(8,152,183)
Index contracts	Long futures contracts	9,687,051
Interest rate contracts	Long futures contracts	8,102,015
	Short futures contracts	(51,247,945)
Foreign exchange contracts	Long futures contracts	17,751,110
	Short futures contracts	(9,302,127)

Multialternative Strategy Fund
		Notional Value
Commodity contracts	Long futures contracts	$75,073,251
	Short futures contracts	(53,444,286)
Equity contracts	Open total return swap contracts	570,858,964
Index contracts	Long futures contracts	33,801,381
	Short futures contracts	(13,663,921)
	Purchased options contracts - long	37,365,000
	Purchased options contracts - short	10,846,000
	Written options contracts - short	(3,503,333)
Interest rate contracts	Long futures contracts	140,042,388
	Short futures contracts	(57,700,496)
Foreign exchange contracts	Long futures contracts	5,323,515
	Short futures contracts	(2,972,205)
	Long forward contracts	23,763,842
	Short forward contracts	(33,081,027)

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Fund’s Consolidated Statements of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Consolidated Statements of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statements of Assets and Liabilities and net amounts are presented below:

Multialternative Strategy Fund

			Amounts Not Offset in Consolidated Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Consolidated Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open swap contracts - asset	Barclays Bank PLC	$171,199	$-	$-	$171,199
Unrealized depreciation on open swap contracts - liability	Barclays Bank PLC	(57,032)	-	-	(57,032)
Unrealized appreciation on open swap contracts - liability	BNP Paribas	930,485	-	-	930,485
Unrealized depreciation on open swap contracts - liability	BNP Paribas	(1,496,831)	-	-	(1,496,831)
Unrealized appreciation on open swap contracts - asset	Goldman Sachs & Co. LLC	3,243,682	-	-	3,243,682
Unrealized depreciation on open swap contracts - liability	Goldman Sachs & Co. LLC	(3,121,421)	-	-	(3,121,421)
Unrealized appreciation on open swap contracts - asset	Macquarie Bank Ltd.	25,785	-	-	25,785
Unrealized depreciation on open swap contracts - liability	Macquarie Bank Ltd.	(142,118)	-	-	(142,118)
Unrealized appreciation on open swap contracts - liability	Societe Generale	2,251,879	-	-	2,251,879
Unrealized depreciation on open swap contracts - liability	Societe Generale	(1,831,781)	-	-	(1,831,781)

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – New Accounting Pronouncements

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The standard is an annual disclosure requirement and Fund Management is evaluating the impacts of these changes to the Funds’ financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Mast Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2026 (Unaudited)

Based on the recommendation of the Advisor, the Board of Trustees of the Trust approved the reorganization of the Mast Managed Futures Strategy Fund (the “Fund”) into an exchange-traded fund (the “Reorganization”). The Reorganization of the Fund is subject to approval by its shareholders and will occur pursuant to an Agreement and Plan of Reorganization whereby the Fund will transfer all of its assets and liabilities to the Mast HedgeIndex Managed Futures Strategy ETF (the “ETF”), a newly created series of the Trust.

There will be no change in the Fund’s investment objective or portfolio management in connection with the Reorganization, and the ETF will have substantially similar investment strategies as the Fund. Following the Reorganization, the Advisor will serve as the investment advisor to the ETF. The Reorganization is not generally expected to result in the recognition of gain or loss by the Fund or its shareholders for U.S. federal income tax purposes (except with respect to cash received by shareholders in lieu of fractional shares, if any, or with respect to redemptions of shares held through an account that is not permitted to hold ETF shares may result in the recognition of gain or loss for federal tax purposes). The costs of the Reorganization will be borne by the Advisor.

At the meeting held on May 22, 2026, shareholders of the Fund approved the Reorganization and the results of the shareholder meeting are as follows:

	Shares Voted	% of Voted	% of Total
For	2,978,176.096	99.952%	72.014%
Against	331.374	0.011%	0.008%
Abstain/Withheld	1,105.308	0.037%	0.026%
Total	2,979,612.778	100.000%	72.048%

The Reorganization is expected to take effect in the third quarter of 2026.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

 Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/9/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/9/26

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	7/9/26